Variable Interest Entities - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2012
Investment Funds
Variable Interest Entity [Line Items]
Purchase of securities at par from three investment funds	$ 90,000,000
Net assets held by the Funds		16,500,000,000
Pre-tax charge		2,000,000
Maximum exposure			0
Tax Credit Structures
Variable Interest Entity [Line Items]
Carrying amounts		264,900,000	248,200,000
Liabilities related to unfunded commitments		44,500,000	33,100,000
Leveraged Leasing Transactions
Variable Interest Entity [Line Items]
Funding of asset's cost via an equity interest		20.00%	20.00%
Funding of asset's cost via third party non recourse debt holders		80.00%	80.00%
Carrying amounts		$ 714,500,000	$ 673,600,000